Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Technology and Innovation Fund
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Global Technology and Innovation Fund (the “Fund”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Fund from diversified to nondiversified, and eliminating a related fundamental investment restriction, and approved modifying the Fund’s fundamental concentration policy.
As a result of the above changes, effective immediately, the Fund’s prospectuses are amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs are added as the fourth and fifth paragraphs:
The Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
The Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added:
Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Research Fund
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Research Fund (the “Fund”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Fund from diversified to nondiversified, and eliminating a related fundamental investment restriction.
As a result of the above changes, effective immediately, the Fund’s prospectuses are amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the first paragraph in its entirety:
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added:
Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Please retain this Supplement with your records.

Janus Henderson Global Technology and Innovation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Technology and Innovation Fund
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Global Technology and Innovation Fund (the “Fund”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Fund from diversified to nondiversified, and eliminating a related fundamental investment restriction, and approved modifying the Fund’s fundamental concentration policy.
As a result of the above changes, effective immediately, the Fund’s prospectuses are amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs are added as the fourth and fifth paragraphs:
The Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
The Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added:
Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Please retain this Supplement with your records.

Janus Henderson Research Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Research Fund
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Research Fund (the “Fund”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Fund from diversified to nondiversified, and eliminating a related fundamental investment restriction.
As a result of the above changes, effective immediately, the Fund’s prospectuses are amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the first paragraph in its entirety:
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added:
Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Please retain this Supplement with your records.